BALANCE SHEET (Parenthetical)	Dec. 31, 2020 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A Ordinary Shares
Shares subject to possible redemption	22,620,218
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	500,000,000
Common stock, shares issued	1,354,414
Common stock, shares outstanding	1,354,414
Class B Ordinary Shares
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	50,000,000
Common stock, shares issued	5,993,658
Common stock, shares outstanding	5,993,658